Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Valuation Allowance [Line Items]
Income tax expense	$ 630,000	$ 64,000	$ 388,000	$ 286,000
Deferred tax asset			1,838,000
TRA liability	$ 6,250,000		0
Uncertain tax positions			$ 0	0
Income tax examination description			There are currently no pending tax examinations. The Company’s tax years are still open under statute from December 31, 2019, to the present.
Foreign
Valuation Allowance [Line Items]
Net operating losses			$ 500,000
Net operating losses, expiration year			2032
Haymaker III | Other Business Combination
Valuation Allowance [Line Items]
Income tax percentage of federal state and local income tax savings	85.00%		85.00%
Deferred tax asset	$ 1,448,000		$ 0
TRA liability	$ 6,250,000		$ 0	$ 0